May 1, 2009


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  Re:  Embarcadero Funds, Inc.
                       File Nos. 33-98358; 811-9116

Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of the Embarcadero Funds, Inc. that the Prospectus and Statement of Additional Information dated April 27, 2009 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of the Post-Effective Amendment filed electronically on April 27, 2009.

            Please do not hesitate to contact me at (415) 835-5000 should you have any questions.


                                                        Sincerely,


                                                        /s/ Jay Jacobs
                                                        --------------
                                                        Jay Jacobs
                                                        President
                                                        Embarcadero Funds, Inc.